Stock-Based Compensation (Details) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 03, 2022	Jan. 01, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) [Line Items]
Deferred shares granted to employees, non-employee directors and consultants	2,450,000	1,486,504
Price per share (in Dollars per share)	$ 0.75	$ 2.46		$ 1
Aggregate amount (in Dollars)	$ 1,837,500	$ 3,656,800		$ 77,500	$ 743,500
Total unrecognized compensation expense (in Dollars)				$ 1,000,000
Recognized over a period				1 year
2020 Share Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares issued			4,632,449
Contractual term			10 years
Total shares granted				3,936,504
Shares remained available for future awards				695,945